GOODWILL, BROADCAST LICENSES AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 29, 2013
GOODWILL, BROADCAST LICENSES AND OTHER INTANGIBLE ASSETS [Abstract]
GOODWILL, BROADCAST LICENSES AND OTHER INTANGIBLE ASSETS
9	GOODWILL, BROADCAST LICENSES AND OTHER INTANGIBLE ASSETS

Definite-Lived Intangibles
Our definite-lived intangible assets consist primarily of network affiliation agreements, customer lists, non-compete agreements and trade names.  We amortize the network affiliation agreements over a period of 25 years based on our good relationships with the networks, our long history of renewing these agreements and because 25 years is deemed to be the length of time before a material modification of the underlying contract would occur.  We amortize the customer lists over a period of five to 15 years, the non-compete agreements and franchise agreement fees over the terms of the contracts and the trade names over a period of 25 years.  Management determined there were no significant adverse changes in the value of these assets as of December 29, 2013.

Amortization expense was $2,855, $1,601 and $1,391 for 2013, 2012 and 2011, respectively.  Estimated amortization expense for our next five fiscal years is $2,818 for 2014, $2,809 for both 2015 and 2016, and $2,784 for both 2017 and 2018.

The gross carrying amount, accumulated amortization and net carrying amount of the major classes of definite-lived intangible assets as of December 29, 2013 and December 30, 2012 is as follows:

	Gross		Net
	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount
December 29, 2013
Network affiliation agreements	$66,078	$(9,905)	$56,173
Customer lists	4,149	(3,661)	488
Non-compete agreements	8,510	(8,510)	-
Other	2,726	(1,624)	1,102
Total	$81,463	$(23,700)	$57,763

December 30, 2012
Network affiliation agreements	$66,078	$(7,261)	$58,817
Customer lists	4,149	(3,525)	624
Non-compete agreements	8,510	(8,501)	9
Other	2,726	(1,558)	1,168
Total	$81,463	$(20,845)	$60,618

During 2012, our community publications business reporting unit sold all but two of its northern Wisconsin publications.  As part of the transactions, we wrote off customer lists, non-compete agreements and other intangible assets with a net carrying amount of $390.

Weighted-average amortization period:	Years
Network affiliation agreements	25
Customer lists	9
Non-compete agreements	5
Other	16

Broadcast Licenses
Television and radio broadcast licenses are deemed to have indefinite useful lives because we have renewed these agreements without issue in the past and we intend to renew them indefinitely in the future.  Accordingly, we expect the cash flows from our television and radio broadcast licenses to continue indefinitely.  The carrying value of our broadcast licenses was $135,166 and $129,566 as of December 29, 2013 and December 30, 2012, respectively.

2013 Annual Impairment Test
For broadcast licenses at individual television and radio stations, we use the Greenfield Method, an income approach commonly used in the broadcast sector, to estimate fair value.  This approach assumes the start up of a new station by an independent market participant, and incorporates assumptions that are based on past experiences and judgments about future market performance.  These variables include, but are not limited to: the forecasted growth rate of each market (including market population, household income and retail sales), estimated market share, profit margins and operating cash flows of an independent station within a market, estimated capital expenditures and start up costs, risk-adjusted discount rate, likely media competition within the market and expected growth rates into perpetuity to estimate terminal values.  Adverse changes in significant assumptions such as an increase in discount rates, or a decrease in projected market revenues, market share or operating cash flows could result in additional non-cash impairment charges on our television and radio broadcast licenses in future periods, which could have a material impact on our financial condition and results of operations.

The fair value measurements determined for purposes of performing our impairment tests are considered level 3 under the fair value hierarchy because they require significant unobservable inputs to be developed using estimates and assumptions which we determine and reflect those that a market participant would use.

Our annual impairment test on broadcast licenses was performed at individual television and radio stations as of September 30, 2013.  The fair value of the FCC licenses of our Tulsa radio stations KHTT-FM and KBEZ-FM, both acquired in 2012, were within 1% of the book value.  The impairment tests indicated none of our television and radio broadcast licenses were impaired.

2012 Annual Impairment Test
Our annual impairment test on broadcast licenses was performed at individual television and radio stations as of September 24, 2012. The impairment tests indicated one of our television broadcast licenses and two of our radio broadcast licenses were impaired due to declines in revenue share, declines in projected long-term market revenues, and a reduction in radio perpetuity growth rates.  In accordance with the FASB's guidance for goodwill and intangible assets, our broadcast licenses were written down to their estimated fair value, resulting in a $887 non-cash impairment charge in our television business and a $729 non-cash impairment charge in our radio business in the fourth quarter of 2012.  The ending book value of our radio broadcast licenses was $46,059 and the ending value of our television broadcast licenses was $33,807 (excludes the broadcast license acquired in December 2012 with the acquisition of NewsChannel 5 Network, LLC).

2011 Annual Impairment Test
Our annual impairment test on broadcast licenses was performed at individual television and radio stations as of September 26, 2011. The impairment tests indicated two of our television broadcast licenses were impaired due to a decline in projected long-term market revenues and an increase in the discount rates.  The changes in the discount rate used for our broadcast licenses are primarily driven by changes in the expected return on the public equity of comparable companies in the television and media sector and the average cost of capital.  In accordance with the FASB's guidance for goodwill and intangible assets, two of our television broadcast licenses were written down to their estimated fair value, resulting in a $735 non-cash impairment charge in the fourth quarter of 2011 in our television business.  The ending book value of radio and television broadcast licenses was $47,013 and $34,471, respectively.

Goodwill

2013 Annual Impairment Test
In 2013, we determined our community publishing and daily newspaper reporting units have similar economic characteristics and therefore were combined for the 2013 annual impairment test.  Our annual impairment test on goodwill as of September 30, 2013 indicated there was no impairment of our goodwill at our radio, television or combined publishing reporting units.

For purposes of testing the carrying value of goodwill related to our combined publishing reporting unit, we determine fair value using an income and a market valuation approach.  The income approach uses expected cash flows of the reporting unit.  The cash flows are discounted for risk and time value.  In addition, the present value of the projected residual value is estimated and added to the present value of the cash flows.  The market approach is based on price multiples of publicly traded stocks of comparable companies to estimate fair value.  Each approach estimated a fair value exceeding carrying value.  We base our fair value estimates on various assumptions about our projected operating results, including continuing declines in publishing revenues as well as an expectation that we will achieve cash flow benefits from our continuing cost cutting measures.  The valuation methodology used to estimate the fair value of our reporting unit requires inputs and assumptions (i.e., market growth, operating cash flow margins and discount rates) that reflect current market conditions as well as management judgment.  These assumptions may change due to changes in market conditions and such changes may result in an impairment of our goodwill.  Actual operating results may not achieve these assumptions in the near term and such results may result in future impairment.

2012 Annual Impairment Test
Our annual impairment test on goodwill as of September 24, 2012 indicated there was no impairment of our goodwill at our television, radio or community publications reporting units.

2011 Interim and Annual Impairment Tests
During the third quarter of 2011, we sold the remaining Florida-based businesses of our community publications reporting unit. In conjunction with the sale, an interim impairment test as of September 25, 2011 was performed on the carrying value of $3,857 of goodwill associated with this reporting unit. Our interim impairment test indicated there was no goodwill impairment. Our annual impairment tests on goodwill associated with the television, radio and community publications reporting units as of September 26, 2011 indicated there was no impairment of our goodwill.

The changes in the carrying amount of goodwill by reporting segment during the years ended December 29, 2013 and December 30, 2012 are as follows:

	Television	Radio	Publishing	Total

Goodwill	$169,018	$64,958	$20,579	$254,555
Accumulated impairment losses	(164,205)	(64,958)	(16,722)	(245,885)
Balance as of December 25, 2011	4,813	-	3,857	8,670

Goodwill related to the sale of a business	-	-	(923)	(923)
Goodwill related to the purchase of a business	116,124	1,947	-	118,071
Goodwill	285,142	66,905	19,656	371,703
Accumulated impairment losses	(164,205)	(64,958)	(16,722)	(245,885)
Balance as of December 30, 2012	120,937	1,947	2,934	125,818

Adjustment of Nashville NewsChannel 5 Network, LLC Goodwill	(1,447)	-	-	(1,447)
Goodwill related to the purchase of a business	-	331	-	331
Goodwill	283,695	67,236	19,656	370,587
Accumulated impairment losses	(164,205)	(64,958)	(16,722)	(245,885)
Accumulated impairment loss adjustment for segment reporting	(30,731)	30,731	-	-
Balance as of December 29, 2013	$88,759	$33,009	$2,934	$124,702